ASTON/Guardian Capital Global Dividend Fund
ASTON/Guardian Capital Global Dividend Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation and current income.
FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees ASTON/Guardian Capital Global Dividend Fund	Class N Shares	Class I Shares
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/Guardian Capital Global Dividend Fund		Class N Shares	Class I Shares
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	4.09%	4.09%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		5.15%	4.90%
Fee Waiver and/or Expense Reimbursement	[2]	(3.84%)	(3.84%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.31%	1.06%
[1]	The average expense ratios of other expenses and the acquired fund fees and expenses in the table are estimates.
[2]	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through April 9, 2015, to the extent that operating expenses exceed 1.30% of the Fund's average daily net assets with respect to Class N shares and 1.05% of the Fund's average daily net assets with respect to Class I shares (the "Operating Expense Limit"). Prior to April 9, 2015, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remains at or below the Operating Expense Limit after such reimbursement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/Guardian Capital Global Dividend Fund (USD $)	1 Year	3 Years
Class N Shares	133	1,200
Class I Shares	108	1,128

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not available.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests primarily in a diversified portfolio of dividend-paying equity securities of both U.S. and non-U.S. companies. In selecting securities for the Fund, the portfolio managers primarily rely on bottom-up analysis and seek to identify companies that they believe have the potential for growth of income and capital appreciation over time, with a particular emphasis on companies that the portfolio managers believe have the ability to grow earnings and a willingness to increase dividends. The portfolio managers believe that focusing on dividend-paying equity securities may tend to stabilize the volatility inherent in equity securities. The Fund may invest in companies of all sizes, but the investment process is expected to result in a bias towards larger capitalization companies. Under normal conditions, the Fund invests at least 40% of its assets in equity securities of non-U.S. companies. The Fund will invest in at least 3 countries other than the United States.

The Fund’s portfolio will generally be diversified across at least seven of the global sectors of the Morgan Stanley Capital International (MSCI) World Index. The Fund may invest in securities of companies that are listed, or whose principal business activities are located, in emerging market countries.

The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of foreign securities that it purchases. The Fund may invest in real estate investment trusts (“REITs”) and royalty income trusts.

PRINCIPAL RISKS
You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Emerging Market Risk. In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

■	Economic structures that are less diverse and mature than those of developed countries
■	Less stable political systems and less developed legal systems
■	National policies that may restrict foreign investment
■	Wide fluctuations in the value of investments
■	Smaller securities markets, making investments less liquid
■	Special custody arrangements

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Geographic Concentration Risk. To the extent the Fund invest a substantial amount of its assets in securities of issuers located in a single country or geographic region, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund, and may result in increased volatility and greater losses.

Investment Style Risk. Investment style risk is the risk that returns from dividend-paying larger capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better - or worse - than other segments of the stock market or the stock market in general. These cycles have, in the past, lasted for as long as several years.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

New Fund Risk. The Fund is newly formed and does not have an operating history. If the Fund does not grow to a viable size due to market factors, performance or the inability to attract assets, the Fund may be liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Royalty Income Trust Risk. Investing in royalty income trusts involves risks not typically associated with publicly traded companies. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Royalty income trusts are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE
The Fund does not have a full calendar year of operations. Performance information will be included in the Fund’s next annual or semi-annual shareholder report.